Note Borrowings (Borrowings by contractual maturities) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure
2019	$ 493,292
2020	142,105
2021	22,126
2022	105,455
2023	299,844
Later years	474,809
No stated maturity	42
Total borrowings	1,537,673
Assets Sold Under Agreements To Repurchase
Debt Disclosure
2019	281,529
2020	0
2021	0
2022	0
2023	0
Later years	0
No stated maturity	0
Total borrowings	281,529
Other Short Term Borrowings
Debt Disclosure
2019	0
2020	0
2021	0
2022	0
2023	0
Later years	0
No stated maturity	42
Total borrowings	42
Notes Payable
Debt Disclosure
2019	211,763
2020	142,105
2021	22,126
2022	105,455
2023	299,844
Later years	474,809
No stated maturity	0
Total borrowings	$ 1,256,102